Share Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 31, 2021	Dec. 23, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage						25.00%
Percentage of proceeds attributable to common units						10.00%
Share-based compensation expense	$ 139		$ 0		$ 2,649	$ 34
Plan modification description				the performance-based awards were subject to modification accounting under ASC 718, the performance-based awards were considered an improbable-to-improbable modification and thus the grant date fair value of the performance based-awards was reset as of the modification date which was July 15, 2021. The time-based awards were also considered subject to modification accounting, however the time-based awards were considered a probable-to-probable modification whereby the original grant date fair value of the award is retained for accounting purposes. For both the modified time-based and performance based awards, the fair value of the original award and the fair value of the modified award were deemed to have the same fair value as there were no changes to the inputs in the calculation of fair value of the awards. As such, there was no incremental fair value that needed to be recognized for either the time-based or performance-based awards as a result of modification accounting for such awards.
Performance-based awards issued ever vested					0
Unrecognized compensation cost	$ 5,800		$ 554	$ 5,800		$ 554
Cost expected to be recognized, weighted average period	2 years 9 months 18 days					2 years 9 months 18 days
Cash payments related to stock units/awards						$ 0
Forfeited, awards	0
2021 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares vested	$ 0
Cash payments related to stock units/awards	$ 0
Share price (in dollars per share)		$ 10.53
Discount for lack of marketability		2.84%
Fair value per award granted	$ 8.21	$ 8.21
Risk-free interest rate, minimum		0.07%
Risk-free interest rate, maximum		0.97%
Expected volatility, minimum		75.40%
Expected volatility, maximum		107.80%
Expected dividend yield		0.00%
Expected term		2 years 4 months 24 days
Forfeited, awards	0
2021 Omnibus Plan [Member] | ASC 718 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per award granted		$ 7.69
Time-based Awards [Member] | 2021 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per award granted		10.00
Time-based Awards [Member] | 2021 Omnibus Plan [Member] | ASC 718 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per award granted		$ 7.69
First Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Vest increments when an investor cumulative sale threshold percentage				60.00%
Second Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%		75.00%
Vest increments when an investor cumulative sale threshold percentage				80.00%
Third Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%
Vest increments when an investor cumulative sale threshold percentage				95.00%